S-K 1602(c) Dilution	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share	$ 8.33
Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	6.07
Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	6.05
No Redemption [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share	8.33
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share	(0.07)
Net Tangible Book Value Amount of Dilution, Per Share	2.27
No Redemption [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share	8.33
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share	(0.09)
Net Tangible Book Value Amount of Dilution, Per Share	$ 2.28
No Redemption [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (185,412)
Net Tangible Book Value Adjusted | $	$ 58,533,574
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	9,678,000
No Redemption [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (185,412)
Net Tangible Book Value Adjusted | $	$ 67,218,574
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	11,079,600
No Redemption [Member] | Net Proceeds From this offering and the Sale of the Private Placement Units [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 60,600,000
No Redemption [Member] | Net Proceeds From this offering and the Sale of the Private Placement Units [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	69,600,000
No Redemption [Member] | Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	218,986
No Redemption [Member] | Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	218,986
No Redemption [Member] | Business Combination Advisory Fee [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	(2,100,000)
No Redemption [Member] | Business Combination Advisory Fee [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	(2,415,000)
No Redemption [Member] | Redemptions [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $
No Redemption [Member] | Redemptions [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $
No Redemption [Member] | Ordinary Shares Outstanding Prior to this Offering [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	2,300,000
No Redemption [Member] | Ordinary Shares Outstanding Prior to this Offering [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	2,300,000
No Redemption [Member] | Ordinary Shares Forfeited if Over-allotment is Not Exercised [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(300,000)
No Redemption [Member] | Ordinary Shares Forfeited if Over-allotment is Not Exercised [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares
No Redemption [Member] | Ordinary Shares Offered and Sale of EBC Founder Shares [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	7,375,000
No Redemption [Member] | Ordinary Shares Offered and Sale of EBC Founder Shares [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	8,455,000
No Redemption [Member] | Private Placement Units [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	303,000
No Redemption [Member] | Private Placement Units [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	324,600
No Redemption [Member] | Ordinary Shares Redeemed [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares
No Redemption [Member] | Ordinary Shares Redeemed [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share	$ 8.33
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share	(0.07)
Net Tangible Book Value Amount of Dilution, Per Share	8.76
Net Tangible Book Value, Adjusted, per Share	(0.43)
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	8.76
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share	8.33
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share	(0.09)
Net Tangible Book Value Amount of Dilution, Per Share	8.73
Net Tangible Book Value, Adjusted, per Share	(0.40)
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	$ 8.73
Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (185,412)
Net Tangible Book Value Adjusted | $	$ (1,466,426)
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	3,678,000
Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (185,412)
Net Tangible Book Value Adjusted | $	$ (1,781,426)
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	4,179,600
Redemption at 100 Percent of Maximum [Member] | Net Proceeds From this offering and the Sale of the Private Placement Units [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 60,600,000
Redemption at 100 Percent of Maximum [Member] | Net Proceeds From this offering and the Sale of the Private Placement Units [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	69,600,000
Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	218,986
Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	218,986
Redemption at 100 Percent of Maximum [Member] | Business Combination Advisory Fee [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	(2,100,000)
Redemption at 100 Percent of Maximum [Member] | Business Combination Advisory Fee [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	(2,415,000)
Redemption at 100 Percent of Maximum [Member] | Redemptions [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	(60,000,000)
Redemption at 100 Percent of Maximum [Member] | Redemptions [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (69,000,000)
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior to this Offering [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	2,300,000
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior to this Offering [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	2,300,000
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited if Over-allotment is Not Exercised [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(300,000)
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited if Over-allotment is Not Exercised [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Offered and Sale of EBC Founder Shares [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	7,375,000
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Offered and Sale of EBC Founder Shares [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	8,455,000
Redemption at 100 Percent of Maximum [Member] | Private Placement Units [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	303,000
Redemption at 100 Percent of Maximum [Member] | Private Placement Units [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	324,600
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(6,000,000)
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(6,900,000)
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share	$ 8.33
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share	(0.07)
Net Tangible Book Value Amount of Dilution, Per Share	2.99
Net Tangible Book Value, Adjusted, per Share	5.34
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	2.99
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share	8.33
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share	(0.09)
Net Tangible Book Value Amount of Dilution, Per Share	3.01
Net Tangible Book Value, Adjusted, per Share	5.32
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	$ 3.01
Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (185,412)
Net Tangible Book Value Adjusted | $	$ 43,533,574
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	8,178,000
Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (185,412)
Net Tangible Book Value Adjusted | $	$ 49,968,574
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	9,354,600
Redemption at 25 Percent of Maximum [Member] | Net Proceeds From this offering and the Sale of the Private Placement Units [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 60,600,000
Redemption at 25 Percent of Maximum [Member] | Net Proceeds From this offering and the Sale of the Private Placement Units [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	69,600,000
Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	218,986
Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	218,986
Redemption at 25 Percent of Maximum [Member] | Business Combination Advisory Fee [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	(2,100,000)
Redemption at 25 Percent of Maximum [Member] | Business Combination Advisory Fee [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	(2,415,000)
Redemption at 25 Percent of Maximum [Member] | Redemptions [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	(15,000,000)
Redemption at 25 Percent of Maximum [Member] | Redemptions [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (17,250,000)
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior to this Offering [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	2,300,000
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior to this Offering [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	2,300,000
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited if Over-allotment is Not Exercised [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(300,000)
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited if Over-allotment is Not Exercised [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Offered and Sale of EBC Founder Shares [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	7,375,000
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Offered and Sale of EBC Founder Shares [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	8,455,000
Redemption at 25 Percent of Maximum [Member] | Private Placement Units [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	303,000
Redemption at 25 Percent of Maximum [Member] | Private Placement Units [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	324,600
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(1,500,000)
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(1,725,000)
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share	$ 8.33
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share	(0.07)
Net Tangible Book Value Amount of Dilution, Per Share	4.04
Net Tangible Book Value, Adjusted, per Share	4.29
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.04
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share	8.33
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share	(0.09)
Net Tangible Book Value Amount of Dilution, Per Share	4.06
Net Tangible Book Value, Adjusted, per Share	4.27
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	$ 4.06
Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (185,412)
Net Tangible Book Value Adjusted | $	$ 28,533,574
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	6,678,000
Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (185,412)
Net Tangible Book Value Adjusted | $	$ 32,718,574
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	7,629,600
Redemption at 50 Percent of Maximum [Member] | Net Proceeds From this offering and the Sale of the Private Placement Units [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 60,600,000
Redemption at 50 Percent of Maximum [Member] | Net Proceeds From this offering and the Sale of the Private Placement Units [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	69,600,000
Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	218,986
Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	218,986
Redemption at 50 Percent of Maximum [Member] | Business Combination Advisory Fee [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	(2,100,000)
Redemption at 50 Percent of Maximum [Member] | Business Combination Advisory Fee [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	(2,415,000)
Redemption at 50 Percent of Maximum [Member] | Redemptions [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	(30,000,000)
Redemption at 50 Percent of Maximum [Member] | Redemptions [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (34,500,000)
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior to this Offering [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	2,300,000
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior to this Offering [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	2,300,000
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited if Over-allotment is Not Exercised [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(300,000)
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited if Over-allotment is Not Exercised [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Offered and Sale of EBC Founder Shares [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	7,375,000
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Offered and Sale of EBC Founder Shares [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	8,455,000
Redemption at 50 Percent of Maximum [Member] | Private Placement Units [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	303,000
Redemption at 50 Percent of Maximum [Member] | Private Placement Units [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	324,600
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(3,000,000)
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(3,450,000)
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share	$ 8.33
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share	(0.07)
Net Tangible Book Value Amount of Dilution, Per Share	5.71
Net Tangible Book Value, Adjusted, per Share	2.62
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	5.71
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share	8.33
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share	(0.09)
Net Tangible Book Value Amount of Dilution, Per Share	5.71
Net Tangible Book Value, Adjusted, per Share	2.61
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	$ 5.72
Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (185,412)
Net Tangible Book Value Adjusted | $	$ 13,533,574
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	5,178,000
Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (185,412)
Net Tangible Book Value Adjusted | $	$ 15,468,574
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	5,904,600
Redemption at 75 Percent of Maximum [Member] | Net Proceeds From this offering and the Sale of the Private Placement Units [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 60,600,000
Redemption at 75 Percent of Maximum [Member] | Net Proceeds From this offering and the Sale of the Private Placement Units [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	69,600,000
Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	218,986
Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued for or Paid in Advance, Excluded from Tangible Book Value [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	218,986
Redemption at 75 Percent of Maximum [Member] | Business Combination Advisory Fee [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	(2,100,000)
Redemption at 75 Percent of Maximum [Member] | Business Combination Advisory Fee [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	(2,415,000)
Redemption at 75 Percent of Maximum [Member] | Redemptions [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	(45,000,000)
Redemption at 75 Percent of Maximum [Member] | Redemptions [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (51,750,000)
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior to this Offering [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	2,300,000
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior to this Offering [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	2,300,000
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited if Over-allotment is Not Exercised [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(300,000)
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited if Over-allotment is Not Exercised [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Offered and Sale of EBC Founder Shares [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	7,375,000
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Offered and Sale of EBC Founder Shares [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	8,455,000
Redemption at 75 Percent of Maximum [Member] | Private Placement Units [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	303,000
Redemption at 75 Percent of Maximum [Member] | Private Placement Units [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	324,600
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(4,500,000)
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(5,175,000)
Increase Attributable to Public Shareholders and Sale of the Private Rights [Member] | No Redemption [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	$ 6.14
Increase Attributable to Public Shareholders and Sale of the Private Rights [Member] | No Redemption [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	6.13
Increase Attributable to Public Shareholders and Sale of the Private Rights [Member] | Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	(0.35)
Increase Attributable to Public Shareholders and Sale of the Private Rights [Member] | Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	(0.31)
Increase Attributable to Public Shareholders and Sale of the Private Rights [Member] | Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	5.42
Increase Attributable to Public Shareholders and Sale of the Private Rights [Member] | Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	5.41
Increase Attributable to Public Shareholders and Sale of the Private Rights [Member] | Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	4.36
Increase Attributable to Public Shareholders and Sale of the Private Rights [Member] | Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	4.36
Increase Attributable to Public Shareholders and Sale of the Private Rights [Member] | Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	2.69
Increase Attributable to Public Shareholders and Sale of the Private Rights [Member] | Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	2.70
Pro Forma Net Tangible Book Value After this Offering [Member] | No Redemption [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	6.07
Pro Forma Net Tangible Book Value After this Offering [Member] | No Redemption [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	6.05
Pro Forma Net Tangible Book Value After this Offering [Member] | Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	(0.43)
Pro Forma Net Tangible Book Value After this Offering [Member] | Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	(0.40)
Pro Forma Net Tangible Book Value After this Offering [Member] | Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	5.34
Pro Forma Net Tangible Book Value After this Offering [Member] | Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	5.32
Pro Forma Net Tangible Book Value After this Offering [Member] | Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	4.29
Pro Forma Net Tangible Book Value After this Offering [Member] | Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	4.27
Pro Forma Net Tangible Book Value After this Offering [Member] | Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	2.62
Pro Forma Net Tangible Book Value After this Offering [Member] | Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	$ 2.61